Average Annual Total Returns - VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF 1 Year	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF Life of Fund		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF After Taxes on Distributions 1 Year	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF After Taxes on Distributions Life of Fund		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		MSCI Emerging Markets (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI Emerging Markets (Net) Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund		MSCI Emerging Markets Select Value Momentum Blend Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI Emerging Markets Select Value Momentum Blend Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) Life of Fund
Total	10.29%	(2.43%)	[1]	9.29%	(3.15%)	[1]	6.34%	(1.99%)	[1]	18.44%	2.51%	[1]	10.48%	(1.78%)	[1]

[1]	Inception date is October 24, 2017.